Note 14 - Interest and Finance Costs (Details) - Summary of Interest and Finance Costs (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Interest and Finance Costs [Abstract]
Interest on debt (Note 8)		$ 1,521	$ 4,644	$ 7,240	$ 10,068
Bank charges	13	66	964	297	16
Amortization of financing fees		285	1,815	1,437	2,234
Interest on M/T Delos termination fee (Note 17)	31	40
Total	$ 44	$ 1,912	$ 7,443	$ 9,345	$ 16,283